Related party transactions - Post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 3,800	$ 3,400
Related party management fees	15	14
Retirement benefit plan deposit assets placed at related party	400	400
Retirement benefit plan interest income earned from related party	5	2
Other related parties | HSBC Bank (UK) Pension Scheme
Disclosure of transactions between related parties [line items]
Notional amount with related party	6,600	6,400
Derivative assets with related party	400	400
Cash collateral received with related party	$ 300	$ 400